NON-CONTROLLING INTEREST (NCI) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of financial information for subsidiaries
		December 31, 2020	December 31, 2019
		$	$
Current assets		1,145,246	3,466,115
Non-current assets		4,079,106	9,463,080
Current liabilities		14,046,168	18,306,038
Non-current liabilities		898,146	1,691,801
Revenues for the year ended	7,934,906	2,263,370
Net loss for the year ended		(1,150,056)	(6,225,672)

Schedule of net change in non-controlling interest
The net change in non-controlling interest is as follows:	Total
$
Balance, December 31, 2018	162,471
Change in ownership interest	(177,178)
Share of loss for the year	(3,170,031)
Currency translation adjustment	(172,549)
Balance, December 31, 2019	(3,357,287)
Share of loss for the year	(1,309,671)
Currency translation adjustment	134,501
Balance, December 31, 2020	(4,532,457)